Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investment in Company accounted for under the equity method	$ 90,252	$ 105,135
Investment Owned, at Fair Value	55,098	54,469
Investments in affiliated companies	$ 145,350	$ 159,604